Letter of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Letter of Credit

Note 5. Letter of Credit

Pursuant to the terms of our lease for our Rutherford facility, during the second fiscal quarter of 2013 we restricted an additional $50,000 in cash in addition to the $250,000 that was previously restricted in order to secure a $300,000 letter of credit in favor of our landlord.

Note 7. Letter of Credit

In connection with the facility lease, the lessor required the establishment of a stand-by letter of credit in the amount of $450,000 to use as a guarantee for a security deposit. The amount of the letter of credit was reduced by $54,800 during the year ended December 31, 2011. In February 2011, we allowed the letter of credit to expire. On April 6, 2012, we reached an agreement with the landlord which requires us to provide a letter of credit in the amount of $250,000 and in exchange, the landlord agreed to forebear taking action to enforce our obligation to maintain the $450,000 letter of credit. The landlord also agreed to reduce our security deposit requirement to a $250,000 letter of credit upon a capital raise of at least $20 million by July 31, 2012. The landlord has verbally agreed to extend the time to complete a capital raise and has allowed us to continue to lease the property with a reduced security deposit of $250,000.